Employee benefits - Changes in the Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Benefit obligation at the beginning of the year	$ 286	$ 279	$ 9,550
Current cost of service	0	0	0
Interest cost	12	12	255
Actuarial gain (loss)	54	180	(1,357)
Settlement	0	0	(7,739)
Benefits paid	(81)	(185)	(430)
Benefit obligation at the end of the year	$ 271	$ 286	$ 279